Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Emerging Markets Great Consumer Fund

(each a “Target Fund” and, collectively, the “Target Funds”)

Supplement dated March 1, 2023 to the Statutory Prospectus and

Summary Prospectuses, each dated August 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and Summary Prospectuses, and should be read in conjunction with those documents.

As previously communicated in the Supplement dated December 16, 2022 to the Statutory Prospectus and Summary Prospectus of each of the Target Funds, a special meeting of shareholders (the “Shareholder Meeting”) was held on March 1, 2023, to consider the proposals relating to the approval of the reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each of the Target Funds into a corresponding, newly organized series (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of the Global X Funds, shown below. The Shareholder Meeting has been adjourned to 10:00 a.m. (Eastern Time) on March 15, 2023 at the offices of Mirae Asset Discovery Funds, 1212 Avenue of the Americas, 10th Floor New York, NY 10036. The adjournment will provide additional time for further consideration of the proposed Reorganizations.

For more information, please contact your Fund(s) at (212) 205-8342.

Target Funds (each a series of the Trust)	Acquiring Funds (each a series of Global X Funds)
Emerging Markets Fund	Global X Emerging Markets ETF
Class A*
Class C*
Class I
Emerging Markets Great Consumer Fund	Global X Emerging Markets Great Consumer ETF
Class A*
Class C*
Class I

* If a Reorganization is approved by that Target Fund’s shareholders, prior the closing of the Reorganization, Class A and Class C Shares of each Target Fund will be converted into Class I Shares (without a contingent deferred sales charge or other charge).

* * * * * * * * * * * *

PLEASE RETAIN THIS SUPPLEMENT

WITH THE STATUTORY AND SUMMARY PROSPECTUSES

FOR FUTURE REFERENCE